Financial assets at fair value through profit or loss - Summary of trading assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 60,229	€ 56,870
Debt securities
Disclosure of fair value measurement of assets [line items]
Trading assets	6,907	4,189
Equity securities
Disclosure of fair value measurement of assets [line items]
Trading assets	15,412	11,737
Derivatives
Disclosure of fair value measurement of assets [line items]
Trading assets	25,680	30,841
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 12,231	€ 10,103